Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jan. 10, 2017	Mar. 31, 2019	Mar. 31, 2018
Successor [Member]
Income before income tax expense	$ 369,818		$ 199,294	$ 1,119,224
Provision for taxes at Hong Kong statutory tax rate	61,020		16,442	184,672
Impact of different tax rate in other jurisdiction	4,579		118,570	101,837
Impact of non-deductible expenses				26,089
Effective Income Tax	$ 65,599		$ 135,012	$ 312,598
Predecessor [Member]
Income before income tax expense		$ 62,465
Provision for taxes at Hong Kong statutory tax rate		10,307
Impact of different tax rate in other jurisdiction
Impact of non-deductible expenses
Effective Income Tax		$ 10,307